Shareholders' Equity (Schedule of Shareholders' Equity) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014		Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Quad/Graphics Common Stock and Other Equity			$ 1,288.9		$ 1,235.4	$ 1,235.4
Noncontrolling interest			(1.3)		0.3	0.3
Net earnings (loss) attributable to Quad/Graphics common shareholders	24.4	13.0	(7.2)		(28.2)	32.5	87.4	(46.9)
Net (earnings) loss attributable to noncontrolling interests	0	0.4	0.3		0.9	1.6	0.3	(0.3)
Quad/Graphics Common Stock and Other Equity	1,221.1		1,221.1			1,288.9	1,235.4
Noncontrolling interest	0		0			(1.3)	0.3
Quad/Graphics Common Stock and Other Equity [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Quad/Graphics Common Stock and Other Equity			1,288.9
Net earnings (loss) attributable to Quad/Graphics common shareholders			(7.2)
Net (earnings) loss attributable to noncontrolling interests			0
Foreign currency translation adjustments			(22.8)			(22.6)	4.9	(26.1)
Dividends declared			(46.5)			(61.8)	(152.8)	(27.9)
Stock-based compensation charges			13.2			18.6	13.4	14.9
Sale of stock for options exercised			1.8			7.2
Shares withheld from employees for the tax obligation on equity grants			(1.0)
Tax expense on equity award activity			(0.9)
Purchase of additional ownership in Morvillo(1)			(1.6)	[1]
Pension and other postretirement benefit plan adjustments, net of tax			(2.8)
Quad/Graphics Common Stock and Other Equity	1,221.1		1,221.1			1,288.9
Noncontrolling Interests [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Noncontrolling interest			(1.3)
Net earnings (loss) attributable to Quad/Graphics common shareholders			0
Net (earnings) loss attributable to noncontrolling interests			(0.3)
Foreign currency translation adjustments			0			0	(0.1)	(0.3)
Dividends declared			0
Stock-based compensation charges			0
Sale of stock for options exercised			0
Shares withheld from employees for the tax obligation on equity grants			0
Tax expense on equity award activity			0
Purchase of additional ownership in Morvillo(1)			1.6	[1]
Pension and other postretirement benefit plan adjustments, net of tax			0
Noncontrolling interest	$ 0		$ 0			$ (1.3)

[1]	With the purchase of additional ownership in Morvillo, the Company adjusted the noncontrolling interest on the condensed consolidated balance sheet, which was in a deficit position due to losses incurred at Morvillo. See Note 2, "Acquisitions and Strategic Investments," for further discussion.